THE ADVISORS’ INNER CIRCLE FUND III

GQG Partners Emerging Markets Equity Fund

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Equity Fund

(the “Funds”)

Supplement dated June 27, 2022 to:

•	the GQG Partners Emerging Markets Equity Fund’s Summary Prospectus dated November 28, 2021 (the “Emerging Markets Equity Summary Prospectus”);
•	the GQG Partners US Select Quality Equity Fund’s Summary Prospectus dated November 28, 2021 (the “US Select Quality Equity Summary Prospectus”);
•	the GQG Partners Global Quality Equity Fund’s Summary Prospectus dated November 28, 2021 (the “Global Quality Equity Summary Prospectus” and, together with the Emerging Markets Equity Summary Prospectus and US Select Quality Equity Summary Prospectus, the “Summary Prospectuses”); and
•	the Funds’ Prospectus dated November 28, 2021 (the “Prospectus”).

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective July 1, 2022, the Summary Prospectuses and Prospectus are hereby amended and supplemented as follows in connection with updates to the portfolio management team of the Funds:

1.	The “Portfolio Managers” section of the Emerging Markets Equity Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced with the following:

Rajiv Jain, Chairman and Chief Investment Officer of the Adviser and Portfolio Manager of the Fund, has managed the Fund since its inception in 2016.

James Anders, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

Brian Kersmanc, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

Sudarshan Murthy, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since 2019.

2.	The “Portfolio Managers” section of the US Select Quality Equity Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced with the following:

Rajiv Jain, Chairman and Chief Investment Officer of the Adviser and Portfolio Manager of the Fund, has managed the Fund since its inception in 2018.

James Anders, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since 2020.

Brian Kersmanc, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

Sudarshan Murthy, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

3.	The “Portfolio Managers” section of the Global Quality Equity Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced with the following:

Rajiv Jain, Chairman and Chief Investment Officer of the Adviser and Portfolio Manager of the Fund, has managed the Fund since its inception in 2019.

James Anders, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since 2020.

Brian Kersmanc, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

Sudarshan Murthy, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

4.	The “Portfolio Managers” sections of the Prospectus is hereby deleted and replaced with the following:

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds under normal circumstances. Investment decisions are typically made collaboratively, although, as Chief Investment Officer, Rajiv Jain has the right to act unilaterally.

Rajiv Jain, Chairman and Chief Investment Officer of the Adviser, serves as a Portfolio Manager of each Fund. Prior to joining the Adviser in 2016, Mr. Jain served as a Co-Chief Executive Officer, Chief Investment Officer and Head of Equities at Vontobel Asset Management (“Vontobel”). He joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios. Mr. Jain earned an MBA in Finance and International Business from the University of Miami in 1993. He also has a Master’s degree from the University of Ajmer and an undergraduate degree in Accounting.

James Anders, CFA, Senior Investment Analyst at the Adviser, serves as a Portfolio Manager of each Fund. Prior to joining the Adviser in 2017, Mr. Anders was a Senior Vice President and research analyst at Mercator Asset Management, where his regional research responsibilities included Benelux and Latin America. From 2008 to 2013, Mr. Anders served as a research analyst at Consilium Investment Management. Earlier in his career, he served as a Senior Analyst with SGS Asset Management from 2002 to 2008. Mr. Anders began his investment career in 1993, serving in a variety of investment roles with several boutique investment firms. Mr. Anders earned an MBA from Columbia Business School and an undergraduate degree in Economics from Hamilton College.

Brian Kersmanc, Senior Investment Analyst at the Adviser, serves as a Portfolio Manager of each Fund. Prior to joining the Adviser in 2016, Mr. Kersmanc spent six years at Jennison Associates, where he served most recently as an analyst on the Small/Midcap Equity Research team, focusing on a wide array of sectors from real estate equities including building products manufacturers, title insurers, and homebuilders to industrials competing in the aerospace and automotive end markets. Prior to Jennison, Mr. Kersmanc began his career at Brown Brothers Harriman in 2008. Mr. Kersmanc earned his MBA at Rutgers University and his BA in Economics from the University of Connecticut.

Sudarshan Murthy, CFA, Senior Investment Analyst at the Adviser, serves as a Portfolio Manager of each Fund. Prior to joining the Adviser in 2016, Mr. Murthy was a generalist analyst in Asian equities at Matthews International Capital from 2011 to 2016 and a sell-side research associate at Sanford C. Bernstein from 2010 to 2011. Earlier in his career, he held various operational roles in the IT services industry, including at Infosys from 2001 to 2006. Mr. Murthy earned an MBA from The Wharton School of Business at the University of Pennsylvania, where he graduated as a Palmer Scholar (top 5% of graduating class). He also received a Post Graduate Diploma in Management from the Indian Institute of Management, Calcutta and a Bachelor of Engineering from the National Institute of Technology, Surathkal, in India.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GQG-SK-013-0100

THE ADVISORS’ INNER CIRCLE FUND III

GQG Partners Emerging Markets Equity Fund

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Equity Fund

(the “Funds”)

Supplement dated June 27, 2022 to the Funds’ Statement of Additional Information dated November 28, 2021 (“SAI”).

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Effective July 1, 2022, the SAI is hereby amended and supplemented as follows in connection with updates to the portfolio management team of the Funds:

1. The “Portfolio Managers—Compensation” section is hereby deleted and replaced with the following:

Compensation. Each portfolio manager receives a fixed salary, retirement benefits, investment management services from the Adviser, and, in the case of Messrs. Anders, Kersmanc and Murthy, variable compensation, which includes a discretionary annual bonus that is based on both a qualitative and quantitative evaluation of the portfolio manager’s performance and the Adviser’s overall performance and profitability. A portion of the discretionary annual bonus is typically paid in cash each year, and the remainder of the bonus is normally allocated to a deferred compensation plan, subject to a vesting schedule and paid out over time (e.g., 3 years). Amounts deferred under the plan earn the rate of return earned by the Institutional Shares class of the GQG Partners Global Quality Equity Fund, calculated gross of management fees but net of other operating expenses. No portfolio manager’s compensation is directly based on the value of assets in a Fund’s portfolio. In addition, from time-to-time, employees of the Adviser, including Messrs. Anders, Kersmanc and Murthy, may receive an award of restricted stock units in the Adviser’s parent company, GQG Partners Inc. The grant of any such award is subject to the discretion of the Board of Directors of GQG Partners Inc.

2. In the “Portfolio Managers” section, the following row is hereby added to the “Fund Shares Owned by the Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned
Brian Kersmanc	$1-$10,001 (GQG Partners US Select Quality Equity Fund) *

*	Valuation date is June 6, 2022.

3. In the “Portfolio Managers” section, the row of the “Fund Shares Owned by the Portfolio Managers” table that pertains to James Anders is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned
James Anders, CFA	$10,001-$50,000 (GQG Partners Emerging Markets Equity Fund)* $10,001-$50,000 (GQG Partners US Select Quality Equity Fund) $10,001-$50,000 (GQG Partners Global Quality Equity Fund)

*	Valuation date is June 6, 2022.

4. In the “Portfolio Managers” section, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Brian Kersmanc*	1	$47	0	$0	0	$0

*	Valuation date is May 31, 2022.

Please retain this supplement for future reference.

GQG-SK-015-0100